Consolidated Statements of Comprehensive Income or Loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income or Loss
Net loss	$ (8,935,029)	$ (8,328,380)	$ (8,807,252)
Items that will not be reclassified to income or loss:
Remeasurement of post-employment benefit obligations	(88,707)	(62,779)	83,935
Open-Ended Fund, net of hedge	149,092	(66,098)	(741)
Publicly traded equity instruments	898,085	(202,208)	(698,903)
Items that may be subsequently reclassified to income or loss:
Exchange differences on translating foreign operations	(130,627)	285,502	(758,835)
Cash flow hedges	(2,242,294)	1,857,456	(287,536)
Share of other comprehensive income (loss) of associates and joint ventures	3,905,450	(7,061,676)	4,278,531
Other comprehensive income (loss) before income taxes	2,490,999	(5,249,803)	2,616,451
Income tax (expense) benefit	(1,483,089)	2,226,054	(1,704,735)
Other comprehensive income (loss), net of income taxes	1,007,910	(3,023,749)	911,716
Comprehensive loss	(7,927,119)	(11,352,129)	(7,895,536)
Comprehensive (loss) income attributable to:
Stockholders of the Company	(8,158,273)	(11,281,502)	(7,465,645)
Non-controlling interests	231,154	(70,627)	(429,891)
Comprehensive loss	$ (7,927,119)	$ (11,352,129)	$ (7,895,536)